OTHER CURRENT RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT RECEIVABLES

	December 31,
	2023	2022
	USD in thousands
Governmental institutes	224	225
Prepaid expenses	147	380
Grants receivables (*)	134	117
Other receivables	26	120
	531	842

(*)	In 2023, the Company received a grant in an aggregate amount of approximately $87 from the European Horizon 2020 Program to aid in funding the Company’s research and development. The grant does not bear a royalty payment commitment nor is the grant refundable. The Company recorded an amount of $134 as grant receivables in other receivables as of December 31, 2023. as the participation by the European Horizon 2020 grant recorded in research and development expenses, net in total amount of $100 and $395 during the year ended on December 31, 2023, and 2022, respectively.